Auditor's Remuneration - Summary of Accountants Remuneration (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
The Netherlands [member]
Auditors remuneration [Line Items]
Audit fees	€ 6	€ 4
Audit-related service fees	0	0
Tax	0
Total	6	4
Aegon Ltd. [member]
Auditors remuneration [Line Items]
Audit fees	32	33
Audit-related service fees	5	11
Tax	0
Total	€ 37	€ 44